Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term investments (Note 7) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 32,118	$ 9,354
Long-term investments (Note 7) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	15,424
Interest rate swaps (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Interest rate swaps (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	(2,059)
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 0	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		$ 4,600